Consolidated Statements of Cash Flows - EUR (€)		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Cash flows from Operating Activities
Loss for the Year		€ (223,777,464)		€ (11,401,984)	[1],[2]	€ (6,136,106)	[2]
Adjustments for:
Amortisation and depreciation		8,483,056		2,378,741	[1]	762,706
Expected credit loss for trade and other receivables		478,698		133,676	[1]	8,353
Impairments of inventories		311,203
Fair value change of financial instruments		(59,620)
Others impairments and losses				281,429	[1]	97
Change in provisions		730,460		133,932	[1]	69,147
Government grants		(712,043)		(420)	[1]
Financial income		(154,849)		(5,629)	[1]	(9,379)
Financial expenses		32,067,146		1,010,799	[1]	266,753
Change in fair value of derivative warrant liabilities		68,953,503
Share listing expense		72,171,562
Exchange differences		(1,026,204)		69,715	[1]	102,994
Income tax benefit		(1,806,981)		(909,954)	[1]
Credit insurance warranty	[1]			145,445
Share based payments expense		2,455,215		2,780,803	[1]	559,609
Share of loss of equity accounted associates				253,486	[1]	407,610
Proceeds from government grants		233,088
Others paid		(59,378)
Changes in
- inventories		(20,555,855)		(2,952,268)	[1]	(2,597,852)
- trade and other financial receivables		(25,512,870)		(6,029,136)	[1]	(3,361,431)
- other assets		(10,772,511)		(336,079)	[1]	(30,153)
- trade and other financial payables		28,551,770		2,675,860	[1]	4,536,159
- other non-current assets and liabilities		131,456		(40,636)	[1]
- contract liabilities		239,494		183,384	[1]
Net cash used in operating activities		(69,631,124)		(11,628,836)		(5,421,493)
Cash flows from Investing Activities
Investment on Joint Venture						(661,096)
Loans granted to Joint Venture		(776,747)		(474,174)	[1]
Acquisition of intangible assets		(19,633,088)		(14,642,852)	[1]	(6,557,783)
Acquisition of property, plant and equipment		(10,703,638)		(4,140,195)	[1]	(536,228)
Acquisition of financial assets at amortized costs		(246,840)
Acquisition of financial assets at fair value through profit or loss		(57,344,005)
Other financial assets, net		(690,405)		(113,192)	[1]	(158,245)
Proceeds from sale of intangible assets		58,472
Proceeds from sale of property, plant and equipment		79,989
Proceeds from sale of financial assets at amortized costs		116,898
Proceeds from sale of financial assets at fair value through profit or loss		813,115
Proceeds from sale of financial assets at fair value through other comprehensive income		29,586
Interest received				5,629	[1]	9,379
Acquisition of subsidiaries, net of cash acquired	[1]			46,196
Net cash used in investing activities		(88,296,663)		(19,318,588)	[1]	(7,903,973)
Cash flows from Financing Activities
Proceeds from issuing equity instruments				11,012,695	[1]	10,406,721
Issuance Costs		(17,397,322)
Purchase of share-based payments plan		(312,372)
Proceeds from government grants	[1]			420
Proceeds from borrowings		124,470
Proceeds from loans		204,677,218		37,013,246	[1]	20,497,221
Proceeds from convertible bonds		34,550,000		25,880,000	[1]
Proceeds from shareholders loan						1,000,000
Repayments of loans		(176,323,519)		(26,119,269)	[1]	(13,903,050)
Repayments of related parties loans		(87,342)
Interest paid of convertible bonds		(996,767)
Payment of principal portion of lease liabilities		(828,036)		(467,207)	[1]	(263,058)
Payment of interest on lease liabilities		(631,362)		(106,837)	[1]	(38,495)
Payment of put option liabilities		(2,875,000)
Interest and bank fees paid		(3,046,838)		(461,687)	[1]	(192,312)
Other payments		(296,863)		(5,942)	[1]	(2,032)
Net cash from financing activities		246,924,602		46,745,419	[1]	17,504,995
Net increase in cash and cash equivalents		88,996,815		15,797,995	[1]	4,179,529
Cash and cash equivalents at beginning of year		22,338,021	[1],[3]	6,447,332	[1]	2,286,852
Exchange gains/(losses)		2,530,463		92,694	[1]	(19,049)
Cash and cash equivalents at 31 December		113,865,299		€ 22,338,021	[1],[3]	€ 6,447,332	[1]
PIPE Financing [Member]
Cash flows from Financing Activities
Proceeds from issuing equity instruments		95,859,600
Kensington Shareholders [Member]
Cash flows from Financing Activities
Proceeds from issuing equity instruments		114,015,290
Warrants Conversion And Other [Member]
Cash flows from Financing Activities
Proceeds from issuing equity instruments		€ 493,445

[1]	Restated amounts. Certain amounts included in the consolidated statements of cash flows for the year ended 31December 2020 do not correspond to those included in the consolidated financial statements of Wallbox Chargers S.L. for the year ended 31 December 2020, and reflect the adjustments described in Note 2.
[2]	The amounts included in the consolidated statements of profit or loss and other comprehensive income for the year ended 31 December 2020 and 2019 have not been restated, with the exception of EPS, please see note 3.
[3]	Restated amounts. Certain amounts included in the consolidated statements of financial position at 31 December 2020 do not correspond to those included in the consolidated financial statements of Wallbox Chargers S.L. for the year ended 31 December 2020, and reflect the adjustments described in Note 2.